Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

18. Commitments and contingencies

Operating lease as lessee

As disclosed in note 2, the Group has adopted ASC Topic 842 on 1 January, 2019. These lease payments have been recognized as “Other non-current assets” and the current and non-current portions of lease liabilities have been recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the balance sheet as at December 31, 2020 and 2021, except for short-term leases.

Contingencies

On November 26, 2019, a putative class action complaint captioned Shivakumar Ningappa v. X Financial, et al., No. 657033/2019, was filed in the Supreme Court of the State of New York, New York County against the Group, certain of officers and directors, and the underwriters of initial public offering, asserting violations of the Securities Act of 1933 based on the Group’s September 2018 initial public offering. Two additional lawsuits were subsequently filed in the same court, containing substantially identical allegations. On February 5, 2020, all three lawsuits were consolidated under the caption “In re X Financial Securities Litigation,” No. 657033/2019, and a consolidated amended complaint (the “CAC”) was filed on February 14, 2020. On May 11, 2020, the Group filed a motion to dismiss the CAC in its entirety. On February 8, 2022, the matter was reassigned to a new judge. Following such reassignment, oral argument on Defendants’ motion to dismiss was scheduled for July 12, 2022.

On December 9, 2019 a putative class action complaint captioned Xiangdong Chen v. X Financial, et al., No. 19-cv-06908-KAM-SJB, was filed in the Eastern District of New York against the Group and certain officers and directors, asserting violations of the Securities Act of 1933 based on the Group’s September 2018 initial public offering. The lead plaintiff filed an amended complaint (the “AC”) on July 13, 2020. The Group filed a motion to dismiss the AC on December 7, 2020. The court has referred the motion to the magistrate judge for a report and recommendation. On December 9, 2021, the magistrate judge issued a report and recommendation (the “R&R”) concluding that Defendants’ motion to dismiss the Federal Action should be granted in full. The magistrate judge determined that all claims under the Securities Act of 1933 were time-barred by the applicable one-year statute of limitations and should be dismissed with prejudice, while the claims under the Securities Exchange Act of 1934 failed for deficient allegations of fraudulent scienter and should be dismissed with leave to replead. The lead plaintiff in the Federal Action timely filed objections to the R&R on December 23, 2021, and Defendants submitted a response to plaintiff’s objections on January 6, 2022. On March 13, 2022, presiding District Judge issued a memorandum and order overruling plaintiffs’ objections, adopting the R&R in full, dismissing the Securities Act claims without leave to replead, and dismissing the Exchange Act claims with leave to file a further amended complaint within 30 days. On April 12, 2022, plaintiffs voluntarily dismiss the above-captioned action, with prejudice, as to all defendants.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.